Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Mr. Anthony So, Director
Unpaid vacation payments	$ 43	$ 43	$ 43
Mr. Kim Wah Chung, Director
Unpaid vacation payments	11	11	$ 11
Mr. Andrew So, Director, Chief Executive Officer
Unpaid vacation payments	14	16
Mr. Albert So, Director, Chief Financial Officer and Secretary
Unpaid vacation payments	$ 11	$ 10